[AMERICAN EXPRESS LOGO]


AMERICAN EXPRESS
MONEY MARKET ACCOUNTS


STRATEGIST
MONEY MARKET
FUND



SEMI-ANNUAL REPORT
NOVEMBER 30, 2000


OFFERED BY
THE RESERVE FUNDS


[AMERICAN EXPRESS LOGO]

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor - Resrv Partners, Inc.
RF/STR SEMI-ANNUAL 11/00

                          STRATEGIST MONEY-MARKET FUND
            STATEMENT OF NET ASSETS--NOVEMBER 30, 2000--(UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--69.2%                (NOTE 1)
 ---------   ----------------------------------------------                --------
             DOMESTIC--18.4%
$2,000,000   Bank One, 6.65%, 3/26/01................................  $      2,000,000
 2,000,000   Comerica Bank, 6.62%, 6/19/01...........................         1,999,786
 2,000,000   First Tennessee Bank, 6.63%, 2/27/01....................         2,000,000
 2,000,000   Wilmington Trust Co., 6.69%, 1/10/01, 1/17/01...........         2,000,000
                                                                       ----------------
                                                                              7,999,786
                                                                       ----------------
             YANKEES--50.8%
 2,000,000   Bank Austria, 6.65%, 1/17/01............................         2,000,000
 2,000,000   Banque Nationale de Paris, 6.64%, 1/18/01...............         2,000,000
 2,000,000   Canadian Imperial Bank of Commerce, 6.70%, 2/12/01......         1,999,810
 2,000,000   Credit Agricole Indosuez, 6.55%, 12/20/00...............         2,000,000
 2,000,000   Danske Bank, 6.64%, 2/2/01..............................         2,000,000
 2,000,000   Deutsche Bank, 6.72%, 2/20/01...........................         2,000,000
 2,000,000   Dexia Bank, 6.58%, 12/5/00..............................         2,000,000
 2,000,000   Lloyds TSB Bank, PLC, 6.57%, 12/21/00...................         2,000,000
 2,000,000   National Westminster Bank, PLC, 6.64%, 1/31/01..........         2,000,000
 2,000,000   Rabobank Nederland NV, 6.56%, 1/24/01...................         1,999,888
 2,000,000   Societe Generale, 6.54%, 12/20/00.......................         2,000,000
                                                                       ----------------
                                                                             21,999,698
                                                                       ----------------
             Total Negotiable Bank Certificates of Deposit (Cost
             $29,999,484)............................................        29,999,484
                                                                       ----------------
             REPURCHASE AGREEMENTS--30.0%
13,000,000   Bear, Stearns & Co. Inc., 6.56%, 12/1/00 (collateralized
             by FNRA 0%, due 6/25/40 valued at $14,183,955)..........        13,000,000
                                                                       ----------------
             Total Repurchase Agreements (Cost $13,000,000)..........        13,000,000
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $42,999,484)................      99.2%       42,999,484
                 OTHER ASSETS, LESS LIABILITIES......................       0.8%          346,646
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     43,346,130
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 43,346,130 SHARES OF BENEFICIAL INTEREST
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                                GLOSSARY:
FNRA    --   Federal Home Loan Mortgage Corp. Real Estate Mortgage
             Conduit Adjustable Rate

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          STRATEGIST MONEY-MARKET FUND
                            STATEMENT OF OPERATIONS
            FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000--(UNAUDITED)

INTEREST INCOME (Note 1).........................................  $   1,421,650
                                                                   -------------

EXPENSES (Note 2)
  Comprehensive management fee...................................        171,786
  Servicing fee..................................................         42,947
                                                                   -------------
    Total Expenses...............................................        214,733
    Less: expenses waived (Note 2)...............................       (128,840)
                                                                   -------------
    Net Expenses.................................................         85,893
                                                                   -------------

NET INVESTMENT INCOME, representing net increase in Net Assets
  from Investment Operations.....................................  $   1,335,757
                                                                   =============

                       STATEMENT OF CHANGES IN NET ASSETS

                                           FOR THE SIX       YEAR
                                          MONTHS ENDED       ENDED
                                          NOVEMBER 30,      MAY 31,
                                             2000(A)         2000
                                          -------------  -------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income.................  $  1,335,757   $   2,576,157
                                          ------------   -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net investment income.................    (1,335,757)     (2,576,157)
                                          ------------   -------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Net proceeds from sale of shares......    36,091,639      95,253,941
  Dividends reinvested..................     1,335,757       2,576,157
  Cost of shares redeemed...............   (36,384,706)   (108,152,131)
                                          ------------   -------------
  Net increase (decrease) derived from
    capital share transactions and from
    investment operations...............     1,042,690     (10,322,033)

NET ASSETS:
  Beginning of year.....................    42,303,440      52,625,473
                                          ------------   -------------
  End of year...........................  $ 43,346,130   $  42,303,440
                                          ============   =============

---------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Strategist Money-Market Fund, a series of The Reserve Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Reserve Fund's authorized shares of beneficial interest are unlimited and are divided into four series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Strategist Money-Market Fund. The financial statements and notes apply only to the Strategist Money-Market Fund (the "Fund").

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument, and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's weighted average life to maturity.

     C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed credit-worthy pursuant to guidelines established by the Fund's Board of Trustees. The Fund's Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's custodian holds the underlying securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. The fund pays RMCI a comprehensive management fee of 0.80% per year of the average daily net assets of the Fund. RMCI pays all administration and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. For the six months November 30, 2000, RMCI voluntarily waived a portion of its fee amounting to $85,879.

(3)  DISTRIBUTION ASSISTANCE:
--------------------------------------------------------------------------------

     Pursuant to a Plan of Distribution under Rule 12b-1, the Fund may make assistance payments, at a rate not to exceed .20% per annum of the average net asset value, to firms (including RMCI) for distribution assistance and administrative services provided to Fund shareholders. The Plan requires RMCI to pay an equivalent amount from its own resources. For the six months ended November 30, 2000, the Fund accrued $42,961 in distribution fees, that were voluntarily waived by RMCI.

(4)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At November 30, 2000, the Fund's net assets consisted of $43,346 in par value and $43,302,784 in paid-in capital.

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated.

                                                           FOR THE SIX
                                                          MONTHS ENDED              FOR FISCAL YEARS ENDED MAY 31,
                                                          NOVEMBER 30,   -----------------------------------------------------
                                                             2000(A)       2000       1999       1998       1997      1996(C)
                                                          -------------  ---------  ---------  ---------  ---------  ---------
      Net asset value at beginning of period............    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            --------     --------   --------   --------   --------   --------
      Net investment income from investment
        operations......................................      0.0312       0.0550     0.0496     0.0542     0.0552     0.0462
      Less dividends from net investment income.........     (0.0312)     (0.0550)   (0.0496)   (0.0542)   (0.0552)   (0.0462)
                                                            --------     --------   --------   --------   --------   --------
      Net asset value at end of period..................    $ 1.0000     $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            ========     ========   ========   ========   ========   ========
      Total Return......................................        6.22%(b)     5.50%      4.96%      5.42%      5.52%      5.13%(b)
      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions)...............    $   43.3     $   42.3   $   52.6   $   56.3   $   99.7   $    1.0
      Ratio of expenses to average net assets(d)........        1.00%(b)     1.00%      1.00%      1.00%      1.00%      1.00%(b)
      Ratio of net investment income to average net
        assets(d).......................................        6.22%(b)     4.61%      4.24%      4.62%      4.44%      4.30%(b)

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  For the period from May 1, 1996 (Commencement of Operations) to May 31,
     1996.
(d) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income amounted to:

                         SIX                       NET
                         MONTHS       EXPENSES  INVESTMENT
                         ENDED         RATIO      INCOME
                         -----        --------  ----------
                            11/00       .40%      6.22%

                         FISCAL
                         YEAR
                         ENDED
                         -----
                             5/00       .40%      5.21%
                             5/99       .40%      4.84%
                             5/98       .33%      5.29%
                             5/97       .00%      5.44%
                             5/96       .18%      5.12%